Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 1,321	$ 421
Land acquisition	0	871	$ 0
Additions in equipment	39	29	421
Ending balance	1,360	1,321	421
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(232)	(100)
Depreciation for the period	(141)	(132)
Ending balance	(373)	(232)	(100)
Property And Equipment Net By Type [Abstract]
Property and equipment, net, beginning balance	1,089	321
Land acquisition	0	871	0
Additions in equipment	39	29	421
Depreciation for the period	(141)	(132)
Property and equipment, net, ending balance	$ 987	$ 1,089	$ 321